Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 27, 2026	Jun. 28, 2025	Jun. 29, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary compensation table total for PEO(2)	Compensation actually paid to PEO(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(3)	Value of initial fixed $100 investment based on: Total shareholder return(4)	Net loss
2026(1)	$997,643	$1,061,062	$516,375	$559,384	$72.84	$(47,792,252)
2025(1)	$1,056,612	$893,480	$539,732	$454,988	$48.15	$(8,318,230)
2024(1)	$892,270	$778,520	$509,422	$461,078	$71.43	$(2,787,296)

	PEO	NEOs - Average
	2026	2026
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(249,997)	$(125,000)
Add fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$297,120	$154,751
Year-over-year change in fair value of unvested awards	$36,215	$19,401
Change in fair value at vesting (from prior fiscal year end) of awards granted in prior years for which vesting conditions were satisfied during current year	$10,346	$6,467
Less fair value as of prior fiscal year end of awards granted in prior years that failed to meet vesting conditions during current year	$(30,265)	$(12,610)
Dividends paid	$—	$—
Total Adjustments	$63,419	$43,009

Named Executive Officers, Footnote	Mr. Gates served as the Company’s Chief Executive Officer for the entirety of 2024. Effective as of the beginning of fiscal year 2025, Mr. Larsen succeeded Mr. Gates as Chief Executive Officer, and Mr. Larsen was Chief Executive Officer for the entirety of 2026. Our non-PEO NEOs for 2024 included Messrs. Larsen and Hochberg. Our non-PEO NEOs for 2026 and 2025 included Messrs. Voorhees and Hochberg.
Adjustment To PEO Compensation, Footnote	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Messrs. Larsen, Voorhees and Hochberg for 2026 are set forth in the tables below.
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Messrs. Larsen, Voorhees and Hochberg for 2026 are set forth in the tables below.
Compensation Actually Paid vs. Net Income	Relationship between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Cumulative TSR and Net Income. “Compensation Actually Paid” to the PEO and Average Other NEOs aligned with the trend in the Company’s Cumulative TSR and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Relationship between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Cumulative TSR and Net Income. “Compensation Actually Paid” to the PEO and Average Other NEOs aligned with the trend in the Company’s Cumulative TSR and Net Income.
Additional 402(v) Disclosure	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year.Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 2, 2023. Historic stock price performance is not necessarily indicative of future stock price performance.
Larsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 997,643	$ 1,056,612
PEO Actually Paid Compensation Amount	1,061,062	893,480
Non-PEO NEO Average Total Compensation Amount	516,375	539,732
Non-PEO NEO Average Compensation Actually Paid Amount	559,384	454,988
Total Shareholder Return Amount	72.84	48.15
Net Income (Loss)	$ (47,792,252)	$ (8,318,230)
PEO Name	Mr. Larsen
Gates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 892,270
PEO Actually Paid Compensation Amount			778,520
Non-PEO NEO Average Total Compensation Amount			509,422
Non-PEO NEO Average Compensation Actually Paid Amount			461,078
Total Shareholder Return Amount			71.43
Net Income (Loss)			$ (2,787,296)
PEO Name		Mr. Gates	Mr. Gates
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,419
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,997)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,120
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,215
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,346
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,265)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,009
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,751
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,401
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,467
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,610)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0